UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08012
Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zipcode)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Government Obligations Portfolio                                                                                                as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 134.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with maturity at 2008	$3	$2,947
6.00%, with various maturities to 2026	1,750	1,785,282
6.25%, with maturity at 2008	2	1,881
6.50%, with various maturities to 2024	30,605	31,733,990
6.87%, with maturity at 2024	665	697,748
7.00%, with various maturities to 2026	22,784	23,922,495
7.09%, with maturity at 2023	2,126	2,243,415
7.25%, with maturity at 2022	2,982	3,160,188
7.31%, with maturity at 2027	767	812,516
7.50%, with various maturities to 2029	25,843	27,559,352
7.63%, with maturity at 2019	1,329	1,417,328
7.75%, with various maturities to 2018	94	99,203
7.78%, with maturity at 2022	337	362,107
7.85%, with maturity at 2020	993	1,067,322
8.00%, with various maturities to 2028	41,766	44,581,832
8.13%, with maturity at 2019	1,930	2,087,225
8.15%, with various maturities to 2021	648	689,902
8.25%, with various maturities to 2017	1,002	1,039,457
8.50%, with various maturities to 2027	18,453	20,019,614
8.75%, with various maturities to 2016	614	628,071
9.00%, with various maturities to 2032	35,326	39,112,497
9.25%, with various maturities to 2017	1,579	1,663,744
9.50%, with various maturities to 2026	8,411	9,329,173
9.75%, with various maturities to 2018	529	552,286
10.00%, with various maturities to 2025	9,264	10,430,225
10.50%, with various maturities to 2021	5,543	6,333,712
10.75%, with maturity at 2011	187	198,321
11.00%, with various maturities to 2021	8,145	9,280,907
11.25%, with maturity at 2014	147	160,921
11.50%, with various maturities to 2019	4,158	4,705,029
11.75%, with maturity at 2011	141	154,260
12.00%, with various maturities to 2019	1,624	1,878,935
12.25%, with various maturities to 2019	180	203,840
12.50%, with various maturities to 2019	3,412	3,899,176
12.75%, with various maturities to 2015	49	56,378
13.00%, with various maturities to 2019	507	590,060
13.25%, with various maturities to 2019	71	82,703
13.50%, with various maturities to 2019	912	1,046,154
14.00%, with various maturities to 2016	191	221,224
14.50%, with various maturities to 2014	25	30,270
14.75%, with maturity at 2010	48	53,510
15.00%, with various maturities to 2013	410	484,380

15.25%, with maturity at 2012	$28	$33,746
15.50%, with maturity at 2011	8	9,236
16.00%, with maturity at 2012	34	40,606
16.25%, with various maturities to 2012	18	22,021
		$254,485,189
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	5	4,598
4.12%, with maturity at 2033 (1)	9,587	9,632,226
4.222%, with various maturities to 2035 (1)(2)	150,058	150,759,773
4.241%, with maturity at 2035 (1)	4,648	4,670,703
4.295%, with maturity at 2022 (1)	4,234	4,278,030
4.309%, with maturity at 2020 (1)	9,709	9,746,070
4.32%, with maturity at 2022 (1)	5,223	5,277,834
4.324%, with maturity at 2026 (1)	3,342	3,342,348
4.354%, with maturity at 2036 (1)	4,721	4,744,419
4.528%, with maturity at 2036 (1)	1,916	1,929,594
5.50%, with maturity at 2014 (2)	22,089	22,281,281
6.00%, with various maturities to 2024	1,162	1,182,213
6.50%, with various maturities to 2026 (2)	103,489	107,238,630
7.00%, with various maturities to 2029	54,130	56,808,219
7.25%, with various maturities to 2023	236	243,806
7.50%, with various maturities to 2029	29,010	30,697,759
7.75%, with maturity at 2008	36	36,483
7.875%, with maturity at 2021	1,873	2,020,255
7.979%, with maturity at 2030	181	194,071
8.00%, with various maturities to 2027	36,315	38,974,055
8.25%, with various maturities to 2025	1,530	1,622,121
8.33%, with maturity at 2020	2,111	2,297,849
8.50%, with various maturities to 2027	14,722	15,903,370
8.679%, with maturity at 2021	598	653,201
8.75%, with various maturities to 2017	853	880,153
8.91%, with maturity at 2010	231	241,740
9.00%, with various maturities to 2030	6,038	6,510,677
9.125%, with maturity at 2011	141	149,291
9.25%, with various maturities to 2016	279	291,001
9.50%, with various maturities to 2030	7,831	8,624,957
9.75%, with maturity at 2019	57	64,714
9.851%, with maturity at 2021	264	299,081
9.892%, with maturity at 2025	178	200,671
10.00%, with various maturities to 2027	7,350	8,241,353
10.151%, with maturity at 2021	189	216,754
10.153%, with maturity at 2023	322	367,384
10.388%, with maturity at 2020	291	323,381
10.406%, with maturity at 2021	348	394,857
10.50%, with various maturities to 2025	2,315	2,590,523
10.646%, with maturity at 2025	182	204,502

11.00%, with various maturities to 2025	$3,804	$4,303,649
11.243%, with maturity at 2019	245	277,231
11.50%, with various maturities to 2020	2,588	2,929,783
11.591%, with maturity at 2018	524	598,528
11.75%, with various maturities to 2017	301	341,604
12.00%, with various maturities to 2019	5,843	6,728,342
12.061%, with maturity at 2025	148	171,015
12.25%, with various maturities to 2015	274	313,774
12.406%, with maturity at 2021	209	240,490
12.50%, with various maturities to 2021	1,683	1,929,612
12.697%, with maturity at 2015	417	486,688
12.75%, with various maturities to 2015	413	472,188
13.00%, with various maturities to 2019	994	1,137,578
13.25%, with various maturities to 2015	291	333,743
13.50%, with various maturities to 2015	842	992,839
13.75%, with maturity at 2011	10	11,207
14.00%, with maturity at 2014	6	6,039
14.50%, with maturity at 2014	31	38,217
14.75%, with maturity at 2012	625	734,137
15.00%, with various maturities to 2013	731	872,906
15.50%, with maturity at 2012	101	121,324
15.75%, with maturity at 2011	3	3,288
16.00%, with maturity at 2012	316	382,177
		$527,566,306
Government National Mortgage Assn.:
6.50%, with various maturities to 2026 (2)	80,512	83,561,085
7.00%, with various maturities to 2025 (2)	52,861	55,565,659
7.25%, with maturity at 2022	172	182,549
7.50%, with various maturities to 2024	14,909	15,807,920
8.00%, with various maturities to 2027	33,900	36,406,853
8.25%, with various maturities to 2019	357	384,945
8.30%, with maturity at 2020	143	155,477
8.50%, with various maturities to 2018	5,963	6,485,204
9.00%, with various maturities to 2027	19,852	22,000,161
9.50%, with various maturities to 2026	15,216	16,913,598
10.00%, with various maturities to 2025	5,292	5,886,583
10.50%, with various maturities to 2020	5,527	6,287,440
11.00%, with various maturities to 2020	1,868	2,145,553
11.50%, with maturity at 2013	27	29,952
12.00%, with various maturities to 2015	1,816	2,093,353
12.50%, with various maturities to 2019	701	808,570
13.00%, with various maturities to 2014	199	231,132
13.50%, with maturity at 2011	7	8,568
14.50%, with maturity at 2014	7	7,621

15.00%, with various maturities to 2013	$185	$224,152
16.00%, with various maturities to 2012	45	53,689
		$255,240,064
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1666, Class H, 6.25%, due 2023	2,523	2,555,048
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	4,500	4,651,697
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	2,381	2,416,341
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	6,726	6,842,757
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	25,639	27,457,202
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	721	756,658
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,665	1,742,893
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,392	1,473,912
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	1,072	1,105,872
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	3,221	3,412,693
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	5,642	6,023,881
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	2,826	3,004,240
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	2,138	2,231,707
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	998	1,094,257
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	1,221	1,302,738
		$66,071,896
Total Mortgage Pass-Throughs (identified cost $1,110,455,009)		$1,103,363,455

U.S. Treasury Obligations — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (3)	$6,000	$7,655,628
Total U.S. Treasury Obligations (identified cost, $6,259,636)		$7,655,628

Short-Term Investments — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	$7,220	$7,220,000
Total Short-Term Investments (at amortized cost, $7,220,000)		$7,220,000
Total Investments — 136.0% (identified cost $1,123,934,645)		$1,118,239,083
Other Assets, Less Liabilities — (36.0)%		$(295,768,984)
Net Assets — 100.0%		$822,470,099

(1)	Adjustable rate mortgage.
(2)	All or a portion of these securities were on loan at January 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at January 31, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/06	500 U.S. Treasury Note	Short	$(53,115,065)	$(52,867,190)	$247,875

At January 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,124,003,620
Gross unrealized appreciation	$3,245,114
Gross unrealized depreciation	(9,009,651)
Net unrealized depreciation	$(5,764,537)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer
Date:	March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer
Date:	March 24, 2006
By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer and Principal Financial Officer
Date:	March 24, 2006